Defined Benefit Pension Plans Schedule of Amounts Recognized in Other Comprehensive Income (loss), pre-tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ (597)	$ 1,710	$ 4,049
Settlement gain (loss)	(25)	80	0
Plan asset (gain) loss	(105)	85	0
Amortization of net actuarial gain (loss)	85	(26)	509
Amortization of prior service cost	(74)	(3)	(25)
Other	(1)	1,228	0
Other comprehensive (income) loss	$ (717)	$ 3,074	$ 4,533